Material Related Party Transactions - Key Management Personnel Remuneration (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of remuneration of key management personnel [line items]
Salaries, wages and welfare	¥ 12,353	¥ 10,746	¥ 13,803
Retirement scheme contributions	1,854	1,458	1,785
Remuneration for key management personnel	14,207	12,204	15,588
Directors and supervisors [member]
Disclosure of remuneration of key management personnel [line items]
Remuneration for key management personnel	1,733	1,590	1,298
Senior management [member]
Disclosure of remuneration of key management personnel [line items]
Remuneration for key management personnel	¥ 12,474	¥ 10,614	¥ 14,290